Summary of Unvested Stock Awards (Detail) - 12 months ended Dec. 31, 2014 - Restricted Stock - $ / shares	Total
Shares Subject to Options
Granted	567,700
Vested	0
Forfeited	(55,000)
Non-vested at December 31, 2014	512,700
Weighted Average Grant-Date Fair Value Per Share
Granted	$ 2.36
Vested	0
Forfeited	2.36
Non-vested at December 31, 2014	$ 2.36